4. MARKETABLE SECURITIES: Schedule of Net changes in fair value of marketable securities (Tables)	12 Months Ended
Sep. 30, 2023
Tables/Schedules
Schedule of Net changes in fair value of marketable securities

	September 30, 2023	September 30, 2022
Net changes in fair value of marketable securities through profit and loss
Beginning of the period	$161,799	$-
Shares received	12,000	267,500
Shares transferred	-	(21,216)
Shares sold	(246,284)	-
Change in unrealized gain (loss)	76,985	(84,485)
Value at September 30, 2023 and 2022	$4,500	$161,799